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                LOUISIANA MUNICIPAL MONEY-MARKET FUND
                MINNESOTA MUNICIPAL MONEY-MARKET FUND

                Supplement Dated July 7, 2005 to the
                 Prospectus Dated November 10, 2004

The second sentence of the second paragraph in the section "How to Buy Shares
- How Fund Shares are Priced," which appears on page 18 of the Prospectus, is amended by deleting the sentence and replacing it with the following:

   "The cut-off time is 12:00 p.m. Eastern time for the Funds."


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                LOUISIANA MUNICIPAL MONEY-MARKET FUND
                MINNESOTA MUNICIPAL MONEY-MARKET FUND

                 Supplement Dated July 7, 2005 to the
     Statement of Additional Information Dated November 10, 2004

The second sentence of the first paragraph in the section "How to Buy Shares
- Calculation of Net Asset Value," which appears on page 25 of the Statement of Additional Information, is amended by deleting the sentence and replacing it with the following:

   "The cut-off time is 12:00 p.m. Eastern time for the Funds."